Expense Example - FidelityAssetManagerFunds-AMCIZComboPRO - FidelityAssetManagerFunds-AMCIZComboPRO - Fidelity Asset Manager 60%	Nov. 29, 2022 USD ($)
Fidelity Advisor Asset Manager 60% - Class A
Expense Example:
1 year	$ 670
3 years	872
5 years	1,091
10 years	1,718
Fidelity Advisor Asset Manager 60% - Class C
Expense Example:
1 year	279
3 years	554
5 years	954
10 years	1,870
Fidelity Advisor Asset Manager 60% - Class M
Expense Example:
1 year	472
3 years	730
5 years	1,007
10 years	1,797
Fidelity Advisor Asset Manager 60% - Class I
Expense Example:
1 year	76
3 years	237
5 years	411
10 years	918
Fidelity Advisor Asset Manager 60% - Class Z
Expense Example:
1 year	62
3 years	195
5 years	340
10 years	$ 762